Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments [Abstract]
Schedule of investments
Entity	Instrument	Note	Balance at January 1, 2019	Additions	Change in fair value through profit or loss	Proceeds from sale	Balance at December 31, 2019
Pharmadrug Inc.	Shares	(i)	—	2,256,900	(2,001,825)	—	255,075
Cannara Biotech Inc.	Shares	(ii)	8,437,342	—	(1,614,704)	—	6,822,637
Clover Cannastrip	Shares	(iii)	1,128,450	—	(1,128,450)	—	—
High Tide	Shares	(iv)	1,352,665	—	(890,362)	462,303	—
High Tide	Warrants	(iv)	188,914	—	(188,914)	—	—
HUGE Shops	Shares	(v)	977,990	—	(405,589)	—	572,401
SciCann Therapeutics	Shares	(vi)	1,504,593	—	(968,769)	—	535,824
Solarvest BioEnergy Inc.	Shares	(vii)	—	519,087	(191,837)	—	327,251
Solarvest BioEnergy Inc.	Warrants	(vii)	—	290,225	(202,470)	—	87,756
Solarvest BioEnergy Inc.	Convertible debenture	(vii)	—	1,447,588	(1,185,787)	—	261,800
			13,589,954	4,513,800	(8,778,707)	462,303	8,862,744

Entity	Instrument	Note	Balance at December 31, 2019	Change in fair value through profit or loss	Foreign exchange gain	Proceeds from sale	Balance at December 31, 2020
			$	$	$	$	$
Pharmadrug Inc.	Shares	(i)	255,075	397,006	—	652,081	—
Cannara Biotech Inc.	Shares	(ii)	6,822,637	(997,208)	—	5,825,429	—
Clover Cannastrip	Shares	(iii)	—	—	—	—	—
HUGE Shops	Shares	(v)	572,401	7,674	20,358	—	600,433
SciCann Therapeutics	Shares	(vi)	535,824	(354,910)	14,765	—	195,679
Solarvest BioEnergy Inc.	Shares	(vii)	327,251	106,380	14,047	—	447,678
Solarvest BioEnergy Inc.	Warrants	(vii)	87,756	(14,920)	1,977	—	74,813
Solarvest BioEnergy Inc.	Convertible debenture	(vii)	261,800	85,104	11,238	—	358,142
			8,862,744	(770,874)	62,385	6,477,510	1,676,745